Stock-Based Compensation (Details) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 13, 2020	Jan. 08, 2020	Apr. 17, 2023	Jan. 25, 2022	Oct. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Issued restricted ordinary shares			172,000	260,000
Stock based compensation expense (in Dollars)				$ 238,914
Shares issued	41,666	41,666		6,500	500
Issued ordinary shares					20,000
Stock based compensation expense (in Dollars)	$ 35,769	$ 46,341			$ 13,181	$ 18,826
Issue an aggregate shares of capital stock						877,021
Issuance of plan shares						17,235		689,427
Issued remaining plan share						4,689	187,594
Outstanding ordinary shares	1,666,666	1,666,666				33,600	1,300
Fair value of shares issued in merger transaction						877,025
Reverse split description						As a result of the 2021 and 2023 share consolidation, the agreed number of Plan shares became 21,924.
Transferred shares		833,333
Mr. Yap [Member]
Stock-Based Compensation (Details) [Line Items]
Issued ordinary shares		20,833